UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 10/31/2018

Date of reporting period: 10/31/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Powell Alternative Income Strategies Fund, a series of the 360 Funds (the “registrant”), for the fiscal period from April 18, 2018 (commencement of operations) through October 31, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Powell Alternative Income Strategies Fund

Investor Class Shares (Ticker Symbol: PAISX)

A series of the

360 Funds

ANNUAL REPORT

October 31, 2018

Investment Adviser

Powell Capital, LLC

938 Broadway, Court C, 2nd Floor

Tacoma, WA 98407

Dear Investor:

The Powell Alternative Income Strategies Fund (“PAISX” or the “Fund”) commenced operations on April 18, 2018. The Fund’s strategy is to invest in a portfolio of common stocks that are included in the Dow Jones Industrial Average (DJIA). The Fund then generates income by collecting premium from writing call options and collecting dividend income on the underlying stocks. The Fund uses a portion of the income generated to purchase put index options on the DJIA to help mitigate severe price declines in the equity holdings and provide the portfolio with some downside protection.

The Fund uses the Bloomberg Barclays U.S. Aggregate Bond Index(a) (the “Barclays Index”) as its benchmark. For the period of April 18, 2018 through October 31, 2018, the Fund’s total return was (2.10)%(b) compared to (0.55)% for the Barclays Index. Most of the underperformance occurred during the month of October 2018 when the Fund was down (3.36)% compared to (0.79)% for the benchmark. During October, volatility returned to the equity markets as the S&P 500 was either up or down by more than 1% in a single day on ten different occasions – which is more than two times the number of occurrences compared to all of 2017. The heightened equity volatility benefited the Fund’s ability to generate attractive call premium and increase the value of the Fund’s puts as option values increased. However, the Fund’s put options only partially mitigated the downside momentum resulting in the overall portfolio being down more compared to the benchmark for the month of October and for the period of April 18, 2018 through October 31, 2018.

The Fund’s Top Five Holdings as of October 31, 2018:

Rank	Symbol	Description	Weight*	Sector
1	BA	Boeing Co.	7.70%	Industrial
2	UNH	UnitedHealth Group, Inc.	5.67%	Consumer, Non-cyclical
3	GS	Goldman Sachs Group, Inc.	4.89%	Financial
4	AAPL	Apple, Inc.	4.75%	Technology
5	MMM	3M Co.	4.13%	Industrial

* The percentages in the above table are based on net assets of the Fund as of October 31, 2018, and are subject to change.

Sincerely,

David Wrench, CEO, CIO

Powell Capital, LLC

(a) The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Barclays Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

1

(b) The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

2

Powell Alternative Income Strategies Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

October 31, 2018 (Unaudited)

Investor Class Returns as of October 31, 2018	Commencement of Operations through October 31, 2018*
Powell Alternative Income Strategies Fund	(2.10)%
Bloomberg Barclays U.S. Aggregate Bond Index	(0.55)%
S&P 500® Total Return Index	1.11%

* The Powell Alternative Income Strategies Fund Investor Class shares commenced operations on April 18, 2018.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Fund versus the Bloomberg Barclays U.S. Aggregate Bond Index (“the Barclays Index”) and the S&P 500® Total Return Index (the "S&P 500"). The Barclays Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Barclays Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The S&P 500 is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Index returns assume reinvestment of dividends. Investors may not invest in any index directly; unlike the Fund’s returns, each Index does not reflect any fees or expenses. The Fund will generally not invest in all the securities comprising each index.

3

Powell Alternative Income Strategies Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

October 31, 2018 (Unaudited)

The investment objective of the Powell Alternative Income Strategies Fund (the “Fund”) is to generate income and capital appreciation with lower volatility as compared to the Bloomberg Barclays U.S. Aggregate Bond Index . Powell Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by employing a multi-strategy approach that will target income and capital appreciation while maintaining an active hedging structure to mitigate volatility. The Adviser may utilize each or any combination of the following alternative investment strategies: 1) a Protected Dividend Strategy; (2) a Pair Trade Strategy; (3) a Global Income Strategy; and/or (4) any other strategies identified by the Adviser, from time to time, that under current market and economic conditions are most suited to achieve the Fund’s objective. There is no requirement for the Adviser to use all of the strategies at any given time, and the Adviser may determine that the relevant conditions warrant allocation of all of the Fund’s assets to only one of these strategies.

Protected Dividend Strategy: The strategy is designed to buy dividend paying equities with a view toward collecting anticipated dividends. To manage the volatility of the portfolio, put options can be purchased either on the portfolio’s equity securities or a broad equity index. The strategy can also sell covered calls when deemed appropriate to generate additional income.

Pair Trade Strategy: The strategy monitors performance of two historically correlated securities. When the correlation between the two securities temporarily weakens (i.e., one stock moves up while the other moves down), the pairs trade would be to short the outperforming stock and to go long the underperforming one. This strategy attempts to gain on the "spread" between the two positions that would eventually converge. In effecting this strategy, the Fund may invest in exchange traded funds (“ETFs”), including leveraged and inverse ETFs. The Fund may also utilize futures and options on indices and ETFs. The strategy is exclusively quantitative and based on proprietary technology utilizing advanced mathematical and computer based techniques. The models make decisions quickly to adapt to changing market conditions and offer investors the opportunity to make profits in up, down, or seemingly trend-less periods. The strategy aims to extract returns by taking advantage of market dislocations and pricing inefficiencies of various types: behavioral, technical, or informational. The strategy is designed to be a bond alternative.

Global Income Strategy: This strategy seeks to provide global exposure to the Fund and will generally involve holding positions longer than the other three strategies described above. The Adviser focuses on high quality global equity securities that generally have demonstrated increasing dividend payout. This is a lower turnover strategy. The strategy may include investing in fixed income securities and derivative instruments to provide downside protection.

Alternative Strategies Flexibility: The Adviser may identify additional and new strategies from time to time that will generate income and capital appreciation while managing volatility. These strategies may involve the utilization of equity and fixed income securities, as well as puts, options and futures. These strategies may also involve high portfolio turnover. These strategies may also involve making investments in other investment companies, including ETFs.

When determining how to allocate the Fund’s assets among the strategies, the Adviser considers a variety of factors. These factors include asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, country weightings, earnings and price volatility statistics, yield, liquidity, credit quality, and duration. The Fund also considers the manner in which the specific strategies’ historical and expected investment returns, as well as the historical and expected returns of asset classes, correlate with one another. In addition, the Adviser may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.

Allocation of Portfolio Holdings

Asset Class	Percentage of Portfolio
Common Stock	79.34%
Exchange Traded Funds	7.96%
Put Options	3.05%
Written Call Options	(0.44)%
Cash, Cash Equivalents & Other, Net	10.09%
100.00%

The percentages in the above table are based on the net assets of the Fund as of October 31, 2018 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Inve stments.

4

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
October 31, 2018	ANNUAL REPORT

COMMON STOCK - 79.34%	Shares	Fair Value

Aerospace & Defense - 10.40%
Boeing Co. (b)	1,900	$674,234
United Technologies Corp. (b)	1,900	235,999
		910,233
Apparel - 1.63%
NIKE, Inc. - Class B (b)	1,900	142,576

Banks - 7.26%
Goldman Sachs Group, Inc. (b)	1,900	428,203
JPMorgan Chase & Co. (b)	1,900	207,138
		635,341
Chemicals - 1.17%
DowDuPont, Inc. (b)	1,900	102,448

Computers - 7.25%
Apple, Inc. (b)	1,900	415,834
International Business Machines Corp. (b)	1,900	219,317
		635,151
Cosmetics & Personal Care - 1.92%
Procter & Gamble Co. (b)	1,900	168,492

Diversified Financial Services - 5.22%
American Express Co. (b)	1,900	195,187
Visa, Inc. - Class A (b)	1,900	261,915
		457,102
Healthcare - Services - 5.67%
UnitedHealth Group, Inc. (b)	1,900	496,565

Insurance - 2.72%
Travelers Cos., Inc. (b)	1,900	237,747

Machinery - Construction & Mining - 2.63%
Caterpillar, Inc. (b)	1,900	230,508

Media - 2.49%
Walt Disney Co. (b)	1,900	218,177

Miscellaneous Manufacturing - 4.13%
3M Co. (b)	1,900	361,494

Oil & Gas - 4.15%
Chevron Corp. (b)	1,900	212,135
Exxon Mobil Corp. (b)	1,900	151,392
		363,527
Pharmaceuticals - 5.57%
Johnson & Johnson (b)	1,900	265,981
Merck & Co., Inc. (b)	1,900	139,859
Pfizer, Inc. (b)	1,900	81,814
		487,654
Retail - 11.56%
Home Depot, Inc. (b)	1,900	334,172
McDonald's Corp. (b)	1,900	336,110
Walgreens Boots Alliance, Inc. (b)	1,900	151,563
Walmart, Inc. (b)	1,900	190,532
		1,012,377

5

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
October 31, 2018	ANNUAL REPORT

COMMON STOCK - 79.34% (continued)				Shares	Fair Value

Semiconductors - 1.02%
Intel Corp. (b)				1,900	$89,072

Software - 2.32%
Microsoft Corp. (b)				1,900	202,939

Telecommunications - 2.23%
Cisco Systems, Inc. (b)				1,900	86,925
Verizon Communications, Inc. (b)				1,900	108,471
					195,396

TOTAL COMMON STOCK (Cost $7,391,459)					6,946,799

EXCHANGE TRADED FUNDS - 7.96%

Equity Funds - 7.96%
Direxion Daily S&P 500 Bull and Bear 3X Shares				13,719	355,733
ProShares Ultra QQQ (a)				6,541	341,506
					697,239

TOTAL EXCHANGE TRADED FUNDS (Cost $697,543)					697,239

PUT OPTIONS PURCHASED (a) - 3.05%	Contracts [1]	Notional Amount	Exercise Price	Expiration

SPDR Dow Jones Industrial Average ETF Trust	27	$650,700	$241.00	3/29/2019	21,060
SPDR Dow Jones Industrial Average ETF Trust	48	$1,161,600	$242.00	3/29/2019	36,960
SPDR Dow Jones Industrial Average ETF Trust	52	$1,263,600	$243.00	3/29/2019	44,330
SPDR Dow Jones Industrial Average ETF Trust	59	$1,439,600	$244.00	3/29/2019	52,510
SPDR Dow Jones Industrial Average ETF Trust	10	$246,000	$246.00	3/29/2019	9,600
SPDR Dow Jones Industrial Average ETF Trust	28	$714,000	$255.00	6/28/2019	43,680
SPDR Dow Jones Industrial Average ETF Trust	14	$359,800	$257.00	6/28/2019	23,135
SPDR Dow Jones Industrial Average ETF Trust	28	$686,000	$245.00	9/30/2019	35,672

TOTAL PUT OPTIONS PURCHASED (Cost $351,665)					266,947

SHORT-TERM INVESTMENT - 15.96%				Shares

Federated Government Obligations Fund - Institutional Shares, 2.04% (c)				1,398,122	1,398,122

TOTAL SHORT-TERM INVESTMENT (Cost $1,398,122)					1,398,122

TOTAL INVESTMENTS (Cost $9,838,789) - 106.31%					9,309,107

OPTIONS WRITTEN (Proceeds $31,600) - (0.44%)					(38,662)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.87)%					(514,200)

NET ASSETS - 100%					$8,756,245

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the 7-day effective yield at October 31, 2018, is subject to change and resets daily.
[1]	Each option contract is equivalent to 100 shares of the underlying exchange traded fund. All options are non-income producing.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

6

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
October 31, 2018	ANNUAL REPORT

OPTIONS WRITTEN - (0.44)%
CALL OPTIONS WRITTEN - (0.44%)	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

3M Co.	6	$115,500	$192.50	11/2/2018	$768
3M Co.	5	$97,500	$195.00	11/2/2018	260
3M Co.	4	$78,000	$195.00	11/9/2018	760
3M Co.	4	$79,000	$197.50	11/9/2018	400
American Express Co.	7	$75,600	$108.00	11/2/2018	14
American Express Co.	6	$64,800	$108.00	11/9/2018	90
American Express Co.	6	$65,400	$109.00	11/9/2018	57
Apple, Inc.	4	$94,000	$235.00	11/2/2018	168
Apple, Inc.	5	$118,750	$237.50	11/2/2018	125
Apple, Inc.	5	$117,500	$235.00	11/9/2018	625
Apple, Inc.	5	$118,750	$237.50	11/9/2018	440
Boeing Co.	4	$147,000	$367.50	11/2/2018	220
Boeing Co.	5	$185,000	$370.00	11/2/2018	175
Boeing Co.	5	$185,000	$370.00	11/9/2018	965
Boeing Co.	5	$186,250	$372.50	11/9/2018	685
Caterpillar, Inc.	4	$49,200	$123.00	11/2/2018	392
Caterpillar, Inc.	5	$62,000	$124.00	11/2/2018	295
Caterpillar, Inc.	5	$63,000	$126.00	11/2/2018	140
Caterpillar, Inc.	5	$62,500	$125.00	11/9/2018	875
Chevron Corp.	4	$47,200	$118.00	11/2/2018	56
Chevron Corp.	5	$61,000	$122.00	11/2/2018	10
Chevron Corp.	5	$59,000	$118.00	11/9/2018	225
Chevron Corp.	5	$59,500	$119.00	11/9/2018	145
Cisco Systems, Inc.	4	$18,200	$45.50	11/2/2018	248
Cisco Systems, Inc.	5	$23,000	$46.00	11/2/2018	190
Cisco Systems, Inc.	4	$18,600	$46.50	11/9/2018	240
Cisco Systems, Inc.	6	$28,500	$47.50	11/9/2018	180
DowDuPont, Inc.	5	$28,000	$56.00	11/2/2018	250
DowDuPont, Inc.	4	$23,600	$59.00	11/2/2018	48
DowDuPont, Inc.	5	$28,250	$56.50	11/9/2018	405
DowDuPont, Inc.	5	$28,500	$57.00	11/9/2018	325
Exxon Mobil Corp.	5	$40,750	$81.50	11/2/2018	210
Exxon Mobil Corp.	4	$32,800	$82.00	11/2/2018	132
Exxon Mobil Corp.	5	$41,500	$83.00	11/2/2018	80
Exxon Mobil Corp.	5	$41,000	$82.00	11/9/2018	290
Goldman Sachs Group, Inc.	5	$112,500	$225.00	11/2/2018	1,335
Goldman Sachs Group, Inc.	5	$116,250	$232.50	11/2/2018	115
Goldman Sachs Group, Inc.	5	$113,750	$227.50	11/9/2018	1,735
Goldman Sachs Group, Inc.	4	$94,000	$235.00	11/9/2018	556
Home Depot, Inc.	7	$126,000	$180.00	11/2/2018	210
Home Depot, Inc.	6	$109,500	$182.50	11/9/2018	522
Home Depot, Inc.	6	$111,000	$185.00	11/16/2018	876
Intel Corp.	5	$24,000	$48.00	11/2/2018	110
Intel Corp.	5	$24,500	$49.00	11/2/2018	30
Intel Corp.	5	$24,000	$48.00	11/9/2018	250
Intel Corp.	4	$19,600	$49.00	11/16/2018	188
International Business Machines Corp.	6	$71,400	$119.00	11/9/2018	516
International Business Machines Corp.	6	$72,000	$120.00	11/9/2018	390
International Business Machines Corp.	7	$92,400	$132.00	11/9/2018	28
Johnson & Johnson	7	$99,400	$142.00	11/2/2018	203
Johnson & Johnson	6	$85,200	$142.00	11/9/2018	672
Johnson & Johnson	6	$85,800	$143.00	11/9/2018	498
JPMorgan Chase & Co.	5	$54,500	$109.00	11/2/2018	535
JPMorgan Chase & Co.	7	$77,000	$110.00	11/2/2018	420
JPMorgan Chase & Co.	7	$77,000	$110.00	11/9/2018	973
McDonald's Corp.	5	$90,000	$180.00	11/9/2018	545
McDonald's Corp.	9	$164,250	$182.50	11/9/2018	513
7

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
October 31, 2018	ANNUAL REPORT

OPTIONS WRITTEN - (0.44)% (continued)		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value
CALL OPTIONS WRITTEN - (0.44%) (continued)

McDonald's Corp.	5	$90,000	$180.00	11/16/2018	$925
Merck & Co., Inc.	6	$44,100	$73.50	11/2/2018	348
Merck & Co., Inc.	7	$51,100	$73.00	11/9/2018	1,288
Merck & Co., Inc.	6	$44,700	$74.50	11/9/2018	564
Microsoft Corp.	5	$55,000	$110.00	11/2/2018	115
Microsoft Corp.	5	$55,500	$111.00	11/2/2018	55
Microsoft Corp.	5	$56,000	$112.00	11/9/2018	315
Microsoft Corp.	4	$45,200	$113.00	11/9/2018	180
NIKE, Inc.	6	$45,900	$76.50	11/2/2018	204
NIKE, Inc.	7	$54,600	$78.00	11/2/2018	35
NIKE, Inc.	6	$47,400	$79.00	11/9/2018	180
Pfizer, Inc.	8	$36,400	$45.50	11/2/2018	8
Pfizer, Inc.	5	$23,000	$46.00	11/2/2018	5
Pfizer, Inc.	6	$27,600	$46.00	11/9/2018	12
Procter & Gamble Co.	7	$61,600	$88.00	11/2/2018	903
Procter & Gamble Co.	6	$54,600	$91.00	11/2/2018	30
Procter & Gamble Co.	6	$53,100	$88.50	11/9/2018	912
Travelers Cos., Inc.	10	$130,000	$130.00	11/16/2018	500
Travelers Cos., Inc.	9	$112,500	$125.00	11/16/2018	2,709
United Technologies Corp.	6	$76,800	$128.00	11/2/2018	129
United Technologies Corp.	6	$79,800	$133.00	11/2/2018	96
United Technologies Corp.	7	$91,000	$130.00	11/9/2018	483
UnitedHealth Group, Inc.	6	$159,000	$265.00	11/2/2018	576
UnitedHealth Group, Inc.	7	$187,250	$267.50	11/2/2018	140
UnitedHealth Group, Inc.	6	$162,000	$270.00	11/9/2018	690
Verizon Co.mmunications, Inc.	5	$28,500	$57.00	11/2/2018	255
Verizon Co.mmunications, Inc.	7	$41,300	$59.00	11/9/2018	154
Verizon Co.mmunications, Inc.	7	$41,300	$59.00	11/16/2018	245
Visa, Inc.	4	$56,800	$142.00	11/2/2018	60
Visa, Inc.	6	$88,200	$147.00	11/2/2018	6
Visa, Inc.	4	$57,200	$143.00	11/9/2018	280
Visa, Inc.	5	$72,000	$144.00	11/9/2018	310
Walgreens Boots Alliance, Inc.	4	$32,000	$80.00	11/2/2018	252
Walgreens Boots Alliance, Inc.	5	$40,500	$81.00	11/2/2018	100
Walgreens Boots Alliance, Inc.	10	$80,500	$80.50	11/9/2018	900
Walmart, Inc.	4	$40,000	$100.00	11/2/2018	380
Walmart, Inc.	4	$40,000	$100.00	11/9/2018	680
Walmart, Inc.	6	$63,000	$105.00	11/9/2018	120
Walmart, Inc.	5	$51,000	$102.00	11/16/2018	1,040
Walt Disney Co.	4	$47,200	$118.00	11/2/2018	40
Walt Disney Co.	5	$61,500	$123.00	11/2/2018	10
Walt Disney Co.	5	$60,000	$120.00	11/9/2018	360
Walt Disney Co.	5	$60,500	$121.00	11/9/2018	360

TOTAL CALL OPTIONS WRITTEN (Proceeds $31,600)					38,662

TOTAL OPTIONS WRITTEN (Proceeds $31,600)					$38,662

[1]	Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

8

POWELL ALTERNATIVE INCOME STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2018	ANNUAL REPORT
Assets:
Investments, at value (identified cost $9,838,789)	$9,309,107
Deposits at broker for options	83,060
Receivables:
Interest	1,169
Dividends	4,301
Investment securities sold	944
Fund shares sold	150,000
Prepaid expenses	1,485
Total assets	9,550,066

Liabilities:
Options written, at value (identified proceeds $31,600)	38,662
Payables:
Investment securities purchased	697,591
Fund shares redeemed	48,564
Due to adviser	481
Due to administrator	4,665
Accrued expenses	3,858
Total liabilities	793,821
Net Assets	$8,756,245

Sources of Net Assets:
Beneficial interest	$8,874,663
Total distributable earnings	(118,418)
Total Net Assets (Unlimited shares of beneficial interest authorized)	$8,756,245

Investor Class Shares:
Net assets applicable to 894,244 shares outstanding	$8,756,245
Net Asset Value, Offering and Redemption Per Share	$9.79

The accompanying notes are an integral part of these financial statements.

9

POWELL ALTERNATIVE INCOME STRATEGIES FUND
STATEMENT OF OPERATIONS
ANNUAL REPORT

For the
Period Ended
October 31, 2018 (a)
Investment income:
Dividends (net of foreign withholding taxes of $0)	$42,274
Interest	7,612
Total investment income	49,886

Expenses:
Advisory fees (Note 6)	54,126
Distribution (12b-1) fees - Investor Class	7,732
Accounting and transfer agent fees and expenses	32,382
Interest expense	561
Trustee fees and expenses	11,325
Legal fees	9,857
Custodian fees	8,790
Miscellaneous	5,824
Pricing fees	5,954
Registration and filing fees	6,521
Shareholder network fees	4,752
Reports to shareholders	84
Compliance officer fees	9,395
Total expenses	157,303
Less expense reimbursement:
Fees waived/reimbursed by Adviser	(61,385)
Fees waived by Administrator	(17,951)
Net expenses	77,967

Net investment loss	(28,081)

Realized and unrealized gain (loss):
Net realized gain on:
Investments	288,571
Options written	157,836
Net realized gain on investments and options written	446,407

Net change in unrealized depreciation on:
Investments	(529,682)
Options written	(7,062)
Net change in unrealized depreciation on investments and options written	(536,744)

Net loss on investments	(90,337)

Net decrease in net assets resulting from operations	$(118,418)

(a) The Powell Alternative Income Strategies Fund commenced operations on April 18, 2018.

The accompanying notes are an integral part of these financial statements.

10

POWELL ALTERNATIVE INCOME STRATEGIES FUND
STATEMENT OF CHANGES IN NET ASSETS
ANNUAL REPORT

For the
Period Ended
October 31, 2018 (a)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(28,081)
Net realized gain on investments and options written	446,407
Net change in unrealized depreciation on investments and options written	(536,744)
Net decrease in net assets resulting from operations	(118,418)

Beneficial interest transactions (Note 4):
Increase in net assets from beneficial interest transactions	8,874,663

Increase in net assets	8,756,245

Net Assets:
Beginning of period	—

End of period	$8,756,245

(a) The Powell Alternative Income Strategies Fund commenced operations on April 18, 2018.

The accompanying notes are an integral part of these financial statements.

11

POWELL ALTERNATIVE INCOME STRATEGIES FUND
FINANCIAL HIGHLIGHTS
	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Investor Class
	For the
	Period Ended
	October 31, 2018 (a)
Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment loss	(0.05)
Net realized and unrealized loss on investments	(0.16)
Total from investment operations	(0.21)

Net Asset Value, End of Period	$9.79

Total Return (b)	(2.10)%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$8,756

Ratios of expenses to average net assets (d) (e):
Before fees waived and expenses reimbursed	5.07%	(f)(g)
After fees waived and expenses reimbursed	2.51%	(f)(g)

Ratios of net investment loss (d) (e):
Before fees waived and expenses reimbursed	(3.46)%	(f)(g)
After fees waived and expenses reimbursed	(0.91)%	(f)(g)

Portfolio turnover rate	995%	(c)

(a)	The Powell Alternative Income Strategies Fund commenced operations on April 18, 2018.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.
(c)	Not annualized.
(d)	Ratios do not include expenses of the investment companies in which the Fund invests.
(e)	The ratios include 0.01% of interest expense from options written during the period ended October 31, 2018.
(f)	Annualized.
(g)	Ratios are for the period from April 23, 2018, the date of initial expense accruals, through October 31, 2018.

The accompanying notes are an integral part of these financial statements.

12

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2018

1.                   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Powell Alternative Income Strategies Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is to generate income and capital appreciation with lower volatility as compared to the S&P 500® Index. The Fund’s investment adviser is Powell Capital, LLC (the “Adviser”). The Fund has one class of shares, Investor Class shares. The Fund commenced operations on April 18, 2018.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)

Options – The Fund’s option strategy consists of selling and purchasing put and call options on securities and security indexes. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current fair value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

c)

Exchange-Traded Funds - The Fund may invest in Exchange-Traded Funds ("ETFs"). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

13

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2018

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)

Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the period from April 18, 2018 (commencement of operations) through October 31, 2018, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period from April 18, 2018 (commencement of operations) through October 31, 2018, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period from April 18, 2018 (commencement of operations) through October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

f)

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

h)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board).

i)

Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.

SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

14

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2018

2.

SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

15

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2018

2.

SECURITIES VALUATIONS (continued)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of October 31, 2018.

Financial Instruments – Assets

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Common Stock(2)	$6,946,799	$—	$—	$6,946,799
Exchange Traded Funds(2)	697,239			697,239
Put Options Purchased	93,692	173,255	—	266,947
Short-Term Investments	1,398,122	—	—	1,398,122
Total Assets	$9,135,852	$173,255	$—	$9,309,107

Derivative Instruments – Liabilities

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$38,275	$387	$—	$38,662
Total Liabilities	$38,275	$387	$—	$38,662

(1)       As of and during the period from April 18, 2018 (commencement of operations) through October 31, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any Levels during the period from April 18, 2018 (commencement of operations) through October 31, 2018.

During the period from April 18, 2018 (commencement of operations) through October 31, 2018, no securities were fair valued.

3.

DERIVATIVES TRANSACTIONS

As of October 31, 2018, portfolio securities valued at $5,119,814 were held in escrow by the custodian as cover for options written by the Fund.

16

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2018

3.

DERIVATIVES TRANSACTIONS (continued)

As of October 31, 2018, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Put options purchased	Investments, at value	$266,947
Total Assets		$266,947

Liabilities	Location	Equity Contracts
Call options written	Options written, at value	$38,662
Total Liabilities		$38,662

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the period from April 18, 2018 (commencement of operations) through October 31, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts
Put options purchased	Investments	$84,718
Call options written	Options written	7,062
		$91,780

Net realized gain (loss) on:	Location	Equity Contracts
Put options purchased	Investments	$23,665
Put options written	Options written	260
Call options written	Options written	157,576
		$181,501

All open derivative positions at October 31, 2018 are reflected on the Fund’s Schedule of Investments. The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2018.

Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$38,662	(1)	$—	$38,662	(1)	$38,662	(2)	$—	$—
Total	$38,662	(1)	$—	$38,662	(1)	$38,662	(2)	$—	$—

(1) Written options at value as presented in the Schedule of Written Options.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

17

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2018

4.

BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the period from April 18, 2018 (commencement of operations) through October 31, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Investor Class
Shares	929,248	35,004	—	894,244
Value	$9,221,255	$346,592	$—	$8,874,663

5.

INVESTMENT TRANSACTIONS

For the period from April 18, 2018 (commencement of operations) through October 31, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$55,617,959	$47,736,494

There were no government securities purchased or sold during the period.

6.

ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly advisory fee equal to an annual rate of 1.75% of the Fund’s net assets. For the period from April 18, 2018 (commencement of operations) through October 31, 2018, the Adviser earned $54,126 of advisory fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, acquired fund fees and expenses, brokerage fees and commissions, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% through at least February 28, 2019. For the period from April 18, 2018 (commencement of operations) through October 31, 2018, the Adviser waived advisory fees of $54,126 and reimbursed expenses of $7,259.

Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 2.25% expense limitation. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the date in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. As of October 31, 2018, the total amount of expenses waived/reimbursed subject to recapture, pursuant to the waiver agreements was $61,385, which will expire on October 30, 2021.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the period from April 18, 2018 (commencement of operations) through October 31, 2018, M3Sixty earned $32,382, including out of pocket expenses with $4,665 remaining payable at October 31, 2018.

18

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2018

6.

ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Fund. During the period ended October 31, 2018, M3Sixty waived fees of $17,951.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund.

M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Investor Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Investor Class shares of the Fund took effect April 18, 2018. For the period from April 18, 2018 (commencement of operations) through October 31, 2018, the Fund accrued $7,732 in 12b-1 expenses attributable to Investor Class shares.

7.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$10,019,137	$53,127	$(801,819)	$(748,692)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at October 31, 2018, the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Depreciation	Total Distributable Earnings
$630,274	$—	$—	$—	$(748,692)	$(118,418)

At October 31, 2018, the Fund had no capital loss carry forwards for federal income tax purposes available to offset future capital gains.

The Fund did not pay any distributions during the period from April 18, 2018 (commencement of operations) through October 31, 2018.

8.

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2018, TD Ameritrade, Inc. held 75.48% of the Fund’s shares in omnibus accounts for the sole benefit of its customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by TD Ameritrade, Inc. own more than 25% of the voting securities of the Fund.

19

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2018

9.

COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.

RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018- 13 will have on the Fund’s financial statements and related disclosures.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11.

SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of 360 Funds

and the Shareholders of Powell Alternative Income Strategies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Powell Alternative Income Strategies Fund, a series of shares of beneficial interest in 360 Funds (the “Fund”), including the schedule of investments, as of October 31, 2018, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period April 18, 2018 (commencement of operations) through October 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations, changes in its net assets, and its financial highlights for the period April 18, 2018 through October 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

21

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the 360 Funds since 2018.

Philadelphia, Pennsylvania

December 28, 2018

22

Powell Alternative Income Strategies Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

October 31, 2018 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the period from April 18, 2018 (commencement of operations) through October 31, 2018.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

SPECIAL MEETING OF SHAREHOLDERS

On September 21, 2018, a Special Meeting of Shareholders of the Trust was held for the purpose of voting on the following proposal:

Proposal 1: To elect six Trustees to the Board of Trustees of the Trust. The Nominees are as follows:

Arthur Q. Falk

Tom M. Wirtshafter

Gary W. DiCenzo

Steven D. Poppen

Randall K. Linscott

Thomas J. Schmidt

The total number of shares of the Trust present in person or by proxy represented approximately 67.37% of the Trust’s shares entitled to vote at the Special Meeting. The shareholders of the Trust voted to approve Proposal 1. The votes cast by the Trust’s shareholders with respect to Proposal 1 were as follows:

Proposal 1	For	Against	Abstain
Arthur Q. Falk	11,600,022	726	180,762
Tom M. Wirtshafter	11,600,022	726	180,762
Gary W. DiCenzo	11,600,022	726	180,762
Steven D. Poppen	11,598,966	-	180,762
Randall K. Linscott	11,600,022	-	180,762
Thomas J. Schmidt	11,600,022	-	180,762

23

Powell Alternative Income Strategies Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

October 31, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Twelve	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009–Present).	Twelve	None
Gary W. DiCenzo YOB: 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015-present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Twelve	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1998-present).	Twelve	M3Sixty Funds Trust (3)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (financial services consulting practice) (2015-Present); Vice President, DST Systems, Inc. (financial services transfer agent) (1986-2014).	Twelve	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration, LLC (2011–2013); Division Vice President, Boston Financial Data Services, (2005–2011).	Twelve	N/A

* The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

24

Powell Alternative Income Strategies Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

October 31, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016–present); Chief Compliance Officer and Secretary, WP Trust (2016- present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015–present); Partner, K&L Gates, (2009–2015).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010-2012).	N/A	N/A
Justin J. Thompson YOB: 1983	Treasurer	Since 2017	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2017-present); Treasurer, WP Trust (2017-present); Treasurer, Capital Management Investment Trust (2017-present); Treasurer, 360 Funds (2017-present); Officer of Fund Accounting – State Street Bank & Trust (2009-2016).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017- present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017). Chief Accounting Officer, Amidex Funds, Inc. (2003-present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-2017). Treasurer, 360 Funds (2007-2017); Treasurer, M3Sixty Funds Trust (2015-2017); Treasurer, WP Trust (2015-2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (May 2018-present); Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm) (2010-May 2018).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

25

Powell Alternative Income Strategies Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

October 31, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$ 1,350	None	None	$ 1,350
Thomas Krausz[3]	$ 575	None	None	$ 575
Tom M. Wirtshafter	$ 1,350	None	None	$ 1,350
Gary W. DiCenzo	$ 1,350	None	None	$ 1,350
Steven D. Poppen[4]	$ 575	None	None	$ 575
Thomas J. Schmidt[4]	$ 575	None	None	$ 575
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers twelve (12) series of shares.

2 Figures are for the period from April 18, 2018 (commencement of operations) through October 31, 2018.

3 Resigned as Independent Trustee effective July 13, 2018.

4 Appointed as an Independent Trustee on September 21, 2018.

26

Powell Alternative Income Strategies Fund	ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 05/01/2018 through 10/31/2018

	Beginning Account Value (05/01/2018)	Annualized Expense Ratio for the Period	Ending Account Value (10/31/2018)	Expenses Paid During Period(a)
Actual Fund Return (in parentheses)
Investor Class (-1.41%)	$1,000.00	2.51%	$985.90	$12.56
Hypothetical 5% Fund Return
Investor Class	$1,000.00	2.51%	$1,012.55	$12.73

(a)	Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

27

Powell Alternative Income Strategies Fund	ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES - (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 13, 2017 for the Fund were as follows:
Powell Alternative Income Strategies Fund Investor Class shares before fees waived and expense reimbursed	2.78%
Powell Alternative Income Strategies Fund Investor Class shares after fees waived and expense reimbursed	2.75%

Powell Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, acquired fund fees and expenses, brokerage fees and commissions, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% through at least February 28, 2019. Total Gross Operating Expenses during the period from April 23, 2018, the date of initial expense accruals, through October 31, 2018 were 5.07% for the Powell Alternative Income Strategies Fund Investor Class shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the period from April 23, 2018, the date of initial expense accruals, through October 31, 2018.

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360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Powell Capital, LLC

938 Broadway

Court C, 2nd Floor

Tacoma, WA 98407

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

29

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for the period from April 18, 2018 (commencement of operations) through October 31, 2018 for professional services rendered by the principal accountants for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,000 with respect to the registrant’s period from April 18, 2018 (commencement of operations) through October 31, 2018.

(b)	Audit-Related Fees. There were no fees billed during the period from April 18, 2018 (commencement of operations) through October 31, 2018 for assurances and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in the period from April 18, 2018 (commencement of operations) through October 31, 2018 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 with respect to the registrant’s period from April 18, 2018 (commencement of operations) through October 31, 2018. The services comprising these fees are the preparation of the registrant’s federal and state income tax returns, review of calculations of required excise distributions and preparation of federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed in the period from April 18, 2018 (commencement of operations) through October 31, 2018 for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the period from April 18, 2018 (commencement of operations) through October 31, 2018.

30

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the period from April 18, 2018 (commencement of operations) through October 31, 2018 that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the period from April 18, 2018 (commencement of operations) through October 31, 2018 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser during the period from April 18, 2018 (commencement of operations) through October 31, 2018.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

31

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable, Fund is an open-end management investment company

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

32

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott

By Randy Linscott
Principal Executive Officer,
Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott

By Randy Linscott
Principal Executive Officer,
Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson

By Justin Thompson
Principal Financial Officer
Date: December 28, 2018
33